Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables And Accruals [Abstract]
Accrued payroll and employee benefits		19,763,943	15,743,877
Content fee payable		11,013,500	10,650,371
Deferred revenue		6,722,544	4,373,012
IPO cost payable		6,026,669
Other tax payables		4,519,394	3,149,642
Accrued bandwidth fee		487,187	954,871
Government grants			3,087,014
Other accrued expenses		2,264,144	1,397,529
Total accrued expenses and other current liabilities	$ 8,391,129	50,797,381	39,356,316